Shareholder Report, Average Annual Return (Details) 190953_Bridges Investment Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bridges Investment Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bridges Investment Fund
Average Annual Return, Percent	10.80%	12.03%	14.00%
S&P 500 TR_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%